Short-Term Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Deposits [abstract]
Schedule of short-term deposits at banks
Bank deposits (1)	$221	$221

(1)	Short-term deposits at banks are for periods of up to one year. The deposits earn annual interest at the respective term of the deposits of approximately 0.5%.